Label	Element	Value
Class of Warrant or Right, Exercise Price of Warrants or Rights	us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1	$ 0.10
Period Incurred
Net operating loss carryforwards	us-gaap_OperatingLossCarryforwards	$ 9,339,200
Subsequent events
Common stock subscribed	us-gaap_CommonStockSharesSubscriptions	$ 50,000
Sale of Stock, Price Per Share	us-gaap_SaleOfStockPricePerShare	$ 0.01
Common Stock, Shares Subscribed but Unissued	us-gaap_CommonStockSharesSubscribedButUnissued	5,000,000
Share purchase warrants
Class of Warrant or Right, Exercise Price of Warrants or Rights	us-gaap_ClassOfWarrantOrRightExercisePriceOfWarrantsOrRights1	$ 0.10
Class of Warrant or Right, Outstanding	us-gaap_ClassOfWarrantOrRightOutstanding	18,500,000